Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

22. Segment Information

In August 2011, the Group sold its film and television business segment to a related party. Accordingly, the results of operations for film and television business have been reclassified as discontinued operations for all periods presented. Subsequent to the sale of film and television business, the Group focused on its core online game development and operation business. Along with the expansion of the Group’s overseas online game operations and continuous growth of revenues and profits in foreign countries during 2011, the Group has determined that it operates in two principal operating segments: 1) PRC operations and 2) International operations. Information regarding the business segments provided to the Company’s CODM is usually at the revenue level or segment cost and operating expenses level. The Group currently does not allocate assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.

The following table presents summary information by segments for the years ended December 31, 2009, 2010 and 2011:

	For the year ended December 31, 2009
	PRC	International	Intercompany Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Revenues	2,019,633,888	129,296,831	(54,372,353)	2,094,558,366
Segment cost and operating expenses	(804,695,603)	(265,352,080)	54,772,012	(1,015,275,671)

Segment operating profit	1,214,938,285	(136,055,249)	399,659	1,079,282,695
Total other income				21,381,094

Income before tax				1,100,663,789

	For the year ended December 31, 2010
	PRC	International	Intercompany Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Revenues	1,996,724,811	420,735,761	(33,820,033)	2,383,640,539
Segment cost and operating expenses	(1,098,951,450)	(428,316,410)	22,021,905	(1,505,245,955)

Segment operating profit	897,773,361	(7,580,649)	(11,798,128)	878,394,584
Total other income				35,739,651

Income before tax				914,134,235

	For the year ended December 31, 2011
	PRC	International	Intercompany Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Revenues	2,370,344,808	613,625,868	(534,019)	2,983,436,657
Segment cost and operating expenses	(1,382,409,050)	(583,704,012)	5,962,948	(1,960,150,114)

Segment operating profit	987,935,758	29,921,856	5,428,929	1,023,286,543
Total other income				118,518,084

Income before tax				1,141,804,627

Geographic information for the years ended December 31, 2009, 2010, and 2011 is based on the location of the customers. Revenues from external customers by geographic areas were as follows:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Domestic	1,750,635,902	1,750,315,088	2,123,070,915
North America	129,296,834	266,168,245	372,860,848
Other international regions	214,625,630	367,157,206	487,504,894

Total	2,094,558,366	2,383,640,539	2,983,436,657

The Group’s majority long-lived assets are located in the PRC, no geographic information are presented.